LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease, Cost
The cost components of our operating leases follows:

	2025	2024	2023
	(In thousands)
Operating lease cost	$1,408	$1,385	$1,436
Variable lease cost	15	44	97
Short-term lease cost	75	91	94
Total	$1,498	$1,520	$1,627

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to our operating leases follows:

	2025	2024
	(In thousands)
Lease right of use asset (1)	$7,296	$5,971
Lease liabilities (2)	$7,528	$6,338

Weighted average remaining lease term (years)	6.79	7.07
Weighted average discount rate	4.4%	3.7%
(1)Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
(2)Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.

Schedule of Maturity Analysis of Lease Liabilities
Maturity analysis of our lease liabilities at December 31, 2025 based on required contractual payments follows:

(In thousands)
2026	$1,479
2027	1,340
2028	1,289
2029	1,296
2030	1,126
2031 and thereafter	2,255
Total lease payments	8,785
Less imputed interest	(1,257)
Total	$7,528